UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
April 30, 2013

Shares	Description (1)				Value
	Common Stocks - 1.2% (0.9% of Total Investments)
	Real Estate Investment Trust - 1.2%
145,700	Hospitality Properties Trust				$3,919,330
136,000	Public Storage, Inc.				3,599,920
	Total Real Estate Investment Trust				7,519,250
	Total Common Stocks (cost $7,008,172)				7,519,250

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures - 54.2% (38.8% of Total Investments)
	Capital Markets - 4.0%
128,047	Ameriprise Financial, Inc.	7.750%		A	$3,550,743
515,646	Deutsche Bank Capital Funding Trust II	6.550%		BBB	14,046,197
86,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	2,436,630
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	946,742
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A-	113,940
43,900	Morgan Stanley Capital Trust IV	6.250%		BB+	1,113,304
72,700	State Street Corporation	5.250%		BBB+	1,852,396
	Total Capital Markets				24,059,952
	Commercial Banks - 7.4%
140,659	Banco Santander Finance	10.500%		BB	3,880,782
2,100	Barclays Bank PLC	6.625%		BBB	53,466
40,000	City National Corporation, Series C	5.500%		Baa2	1,000,000
48,600	Cobank Agricultural Credit Bank, (3)	11.000%		A-	2,700,338
144,700	First Naigara Finance Group	8.625%		BB+	4,303,378
100,000	FirstMerit Corporation	5.875%		BBB-	2,541,000
18,400	HSBC Holdings PLC	8.000%		BBB+	530,472
13,800	HSBC Holdings PLC	6.200%		BBB+	350,244
150,000	HSBC USA Inc.	2.858%		BBB+	7,585,500
742,900	PNC Financial Services	6.125%		BBB	21,321,230
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	576,750
	Total Commercial Banks				44,843,160
	Diversified Financial Services - 5.5%
156,900	Aspen Insurance Holdings Limited, WI/DD	5.950%		BBB-	4,063,710
18,000	Bank of America Corporation	6.375%		BB+	459,540
80,549	Citigroup Capital Trust XI	6.000%		BB	2,040,306
150,514	Citigroup Capital XIII	7.875%		BB+	4,250,515
35,000	General Electric Capital Corporation	4.875%		AA+	896,350
50,000	General Electric Capital Corporation	4.875%		AA+	1,282,000
36,800	ING Groep N.V.	7.375%		BBB-	942,080
625,776	ING Groep N.V.	7.200%		BBB-	16,026,123
47,500	JP Morgan Chase Capital Trust XXIX	6.700%		A	1,265,875
81,008	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,059,223
	Total Diversified Financial Services				33,285,722
	Diversified Telecommunication Services - 1.7%
188,510	Qwest Corporation	7.500%		BBB-	5,161,404
40,805	Qwest Corporation	7.375%		BBB-	1,110,712
101,300	Qwest Corporation	7.000%		BBB-	2,749,282
34,600	Qwest Corporation	7.000%		BBB-	940,428
	Total Diversified Telecommunication Services				9,961,826
	Electric Utilities - 3.1%
33,000	Alabama Power Company, (3)	6.450%		A-	951,845
15,000	Entergy Louisiana LLC	5.250%		A-	391,350
177,055	Entergy Texas Inc.	7.875%		A-	4,798,191
64,800	Interstate Power and Light Company	5.100%		BBB	1,654,344
250,999	NextEra Energy Inc.	5.125%		BBB	6,350,275
185,974	NextEra Energy Inc.	5.000%		BBB	4,610,295
4,000	PPL Capital Funding, Inc.	5.900%		BB+	104,960
	Total Electric Utilities				18,861,260
	Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	3,096,269
	Insurance - 15.2%
795,723	Aegon N.V.	6.375%		Baa1	21,221,932
186,700	Aflac Inc.	5.500%		Baa1	4,984,890
326,106	Allianz SE, (3)	8.375%		A+	8,244,384
147,000	Allstate Corporation	5.100%		Baa1	3,910,200
63,200	Arch Capital Group Limited	6.750%		BBB	1,744,320
11,265	Aspen Insurance Holdings Limited	7.250%		BBB-	307,309
222,779	Axis Capital Holdings Limited	6.875%		BBB	6,179,889
231,787	Delphi Financial Group, Inc., (3)	7.376%		BB+	5,642,576
493,083	EverestRe Capital Trust II	6.200%		BBB+	12,435,553
125,430	Hartford Financial Services Group Inc.	7.875%		BB+	3,884,567
46,984	PartnerRe Limited	5.875%		BBB+	1,208,428
166,360	Prudential PLC	6.750%		A-	4,282,106
104,100	Reinsurance Group of America Inc.	6.200%		BBB	2,878,365
4,983	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	127,465
108,754	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	2,789,540
88,198	Torchmark Corporation	5.875%		BBB+	2,363,706
241,096	W.R. Berkley Corporation, Capital Trust II	6.750%		BBB-	6,051,510
126,900	W.R. Berkley Corporation, WI/DD	5.625%		BBB-	3,172,500
	Total Insurance				91,429,240
	Machinery - 0.9%
202,000	Stanley, Black and Decker Inc.	5.750%		BBB+	5,367,140
	Media - 0.7%
163,400	Comcast Corporation	5.000%		A-	4,202,648
	Multi-Utilities - 3.0%
223,497	Dominion Resources Inc.	8.375%		BBB	6,067,944
150,800	DTE Energy Company	6.500%		Baa2	4,193,748
9,746	Scana Corporation	7.700%		BBB-	265,676
301,722	Xcel Energy Inc.	7.600%		BBB	7,633,567
	Total Multi-Utilities				18,160,935
	Real Estate Investment Trust - 11.6%
150,000	DDR Corporation	6.250%		Ba1	3,724,500
15,300	Digital Realty Trust Inc.	5.875%		Baa3	382,194
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,778,293
20,000	Health Care REIT, Inc.	6.500%		Baa3	548,000
4,634	Kimco Realty Corporation, Series F	6.900%		Baa2	125,489
102,200	Kimco Realty Corporation, Series G	5.625%		Baa2	2,634,716
2,701	Kimco Realty Corporation, Series H	5.500%		Baa2	69,308
53,524	National Retail Properties Inc.	6.625%		Baa3	1,453,712
11,936	PS Business Parks, Inc.	6.875%		Baa2	318,572
112,407	PS Business Parks, Inc.	6.450%		Baa2	3,004,639
200,922	PS Business Parks, Inc.	6.000%		Baa2	5,254,110
7,600	PS Business Parks, Inc.	5.700%		Baa2	191,824
4,300	Public Storage, Inc., Series F	6.500%		A	118,422
22,544	Public Storage, Inc., Series M	6.350%		A	613,422
192,495	Public Storage, Inc., Series Q	5.750%		A	4,995,245
9,000	Public Storage, Inc., Series Y	5.625%		A	233,730
136,700	Public Storage, Inc.	5.200%		A	3,462,611
268,800	Realty Income Corporation	6.625%		Baa2	7,327,488
128,400	Regency Centers Corporation	6.625%		Baa3	3,448,824
132,139	Senior Housing Properties Trust	5.625%		BBB-	3,369,545
1,959	Ventas Realty LP	5.450%		BBB+	50,072
452,734	Vornado Realty LP	7.875%		BBB	12,368,693
109,700	Vornado Realty Trust	5.700%		BBB-	2,837,939
164,836	Wachovia Preferred Funding Corporation, (4)	7.250%		BBB+	4,603,869
266,697	Weingarten Realty Trust	6.500%		Baa3	6,736,766
	Total Real Estate Investment Trust				69,651,983
	U.S. Agency - 0.4%
46,000	Cobank Agricultural Credit Bank, Series C, 144A, (3)	11.000%		A-	2,542,940
	Wireless Telecommunication Services - 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	498,577
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	746,200
	Total Wireless Telecommunication Services				1,244,777
	Total $25 Par (or similar) Retail Structures (cost $302,286,094)				326,707,852

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds - 3.8% (2.7% of Total Investments)
	Commercial Banks - 0.4%
$2,000	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB	$2,136,424
	Insurance - 3.4%
19,475	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	20,667,844
$21,475	Total Convertible Bonds (cost $20,980,033)				22,804,268

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 5.6% (4.0% of Total Investments)
	Capital Markets - 0.2%
$500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$548,750
300	Macquarie Bank Limited	10.250%	6/20/57	BB+	338,025
800	Total Capital Markets				886,775
	Commercial Banks - 0.9%
2,100	BNP Paribas, 144A	5.186%	12/29/65	BBB	2,063,250
1,515	Groupe BCPE	2.040%	12/30/49	BBB-	954,980
2,200	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	2,402,400
5,815	Total Commercial Banks				5,420,630
	Diversified Financial Services - 1.1%
6,300	Fortis Hybrid Financing	8.250%	8/27/49	BBB	6,381,270
	Electric Utilities - 1.1%
3,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,655,000
3,100	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	3,247,622
6,500	Total Electric Utilities				6,902,622
	Industrial Conglomerates - 0.4%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	2,687,500
	Insurance - 1.4%
1,900	American General Institutional Capital, 144A	7.570%	12/01/45	BBB	2,389,001
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,253,327
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,989,275
2,500	Prudential PLC	11.750%	12/23/49	A-	2,857,680
7,200	Total Insurance				8,489,283
	Multi-Utilities - 0.5%
2,000	Dominion Resources Inc.	2.583%	9/30/66	BBB	1,878,883
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,090,000
3,000	Total Multi-Utilities				2,968,883
$32,115	Total Corporate Bonds (cost $30,972,942)				33,736,963

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 70.5% (50.5% of Total Investments)
	Capital Markets - 5.0%
5,600	Charles Schwab Corporation, (3)	7.000%	8/01/49	BBB+	$6,449,699
8,000	Deutsche Bank Capital Funding Trust V, 144A, (3)	3.083%	12/29/49	Ba2	6,720,000
1,900	Dresdner Funding Trust I, 144A, (3)	8.151%	6/30/31	Ba3	1,995,000
1,800	Goldman Sachs Capital II, (3)	4.000%	6/01/43	BB+	1,535,400
6,900	Goldman Sachs Group, Inc., (3)	6.345%	2/15/34	Baa3	7,262,519
800	Macquarie PMI LLC, (3)	8.375%	N/A (5)	BB+	848,000
6,300	State Street Capital Trust IV, (3), (4)	1.280%	6/01/77	A3	5,315,625
	Total Capital Markets				30,126,243
	Commercial Banks - 21.0%
1,200	Banco Santander Finance, (3)	7.908%	6/13/36	Ba1	1,266,000
2,800	Barclays Bank PLC, (3)	6.278%	12/15/55	BBB	2,789,382
550	Barclays Bank PLC, 144A, (3)	7.434%	12/15/17	BBB	599,500
2,920	Barclays Bank PLC, Reg S, 144A, (3)	6.860%	6/15/32	BBB	3,084,250
701	BPCE SA, (3)	13.000%	N/A (5)	BBB-	791,176
400	First Empire Capital Trust I, (3)	8.234%	2/01/27	BBB	413,152
3,500	Fulton Capital Trust I, (3)	6.290%	2/01/36	Baa3	3,505,250
2,200	HBOS Capital Funding LP, 144A, (3)	6.071%	6/30/14	BB	2,015,750
5,900	HBOS Capital Funding LP, Notes, (3)	6.850%	3/23/49	BB	5,876,400
11,650	HSBC Capital Funding LP, Debt, 144A, (3)	10.176%	12/31/50	BBB+	16,892,500
4,200	HSBC Financial Capital Trust IX, (3)	5.911%	11/30/35	BBB+	4,263,000
2,000	KeyCorp Capital III, (3)	7.750%	7/15/29	BBB-	2,347,264
2,300	Lloyd’s Banking Group PLC, 144A, (3)	6.413%	10/01/35	BB	2,185,000
2,900	Lloyd’s Banking Group PLC, 144A, (3)	6.657%	5/21/49	BB	2,762,250
1,000	Lloyd’s Banking Group PLC, 144A, (3)	6.267%	11/14/49	BB	805,000
1,340	Lloyd’s Banking Group PLC, 144A, (3)	5.920%	10/01/59	BB	1,072,000
1,800	M and T Bank Corporation	5.000%	N/A (5)	BBB	1,890,000
14,000	M and T Bank Corporation, 144A, (3)	6.875%	12/29/49	BBB	14,550,984
3,500	National Australia Bank, (3)	8.000%	N/A (5)	BBB+	3,956,400
5,000	Nordea Bank AB, (3)	8.375%	3/25/15	BBB+	5,500,000
7,100	PNC Financial Services Inc., (3)	6.750%	2/01/62	BBB	8,154,300
3,350	Rabobank Nederland Utrec, 144A, (3)	5.254%	N/A (5)	A+	3,391,875
7,893	Rabobank Nederland, 144A, (3)	11.000%	12/31/59	A-	10,596,353
1,255	Rabobank Nederland, 144A, (3)	5.260%	N/A (5)	A-	1,268,178
4,300	Royal Bank of Scotland Group PLC, (3)	7.648%	N/A (5)	BB	4,515,000
8,900	Societe Generale, (3)	8.750%	10/07/49	BBB-	9,523,000
450	Societe Generale, 144A, (3)	1.055%	12/31/49	BBB-	346,500
700	Societe Generale, 144A, (3)	5.922%	4/05/57	BBB-	682,500
2,250	Sparebanken Rogaland, Notes, 144A, (3)	6.443%	5/01/49	Ba1	2,345,625
2,700	Standard Chartered PLC, 144A, (3)	6.409%	1/30/17	BBB+	2,775,600
5,050	Standard Chartered PLC, 144A, (3)	7.014%	1/30/58	BBB+	5,527,225
700	Wachovia Capital Trust III, (3)	5.570%	3/15/42	BBB+	703,500
200	Wells Fargo & Company	7.500%	N/A (5)	BBB+	263,950
	Total Commercial Banks				126,658,864
	Consumer Finance - 0.4%
2,100	American Express Company, (3)	6.800%	9/01/66	Baa2	2,296,875
	Diversified Financial Services - 7.5%
200	Bank One Capital III, (3)	8.750%	9/01/30	BBB	284,410
2,600	Citigroup Capital III, (3)	7.625%	12/01/36	BB+	3,042,000
4,000	Citigroup Inc., (3)	8.400%	10/30/58	BB	4,558,680
2,750	Citigroup Inc., (3)	5.950%	N/A (5)	BB	2,880,625
19,900	General Electric Capital Corporation, (3), (4)	7.125%	12/15/62	AA-	23,295,637
7,700	JP Morgan Chase & Company, (3)	5.150%	N/A (5)	BBB	7,825,125
4,300	JP Morgan Chase Capital XXIII, (3)	1.290%	5/15/77	BBB	3,380,015
	Total Diversified Financial Services				45,266,492
	Electric Utilities - 1.3%
5,900	Electricite de France, 144A, (3)	5.250%	N/A (5)	A3	5,934,633
1,500	PPL Capital Funding, Inc., (3)	6.700%	3/30/67	BB+	1,593,750
	Total Electric Utilities				7,528,383
	Insurance - 28.1%
698	Ace Capital Trust II, (3)	9.700%	4/01/30	BBB+	1,022,570
6,000	Allstate Corporation, (3)	6.125%	5/15/67	Baa1	6,435,600
4,000	AXA, (3)	8.600%	12/15/30	A3	5,156,216
4,880	AXA SA, 144A, (3)	6.380%	6/14/57	Baa1	4,892,200
8,395	Catlin Insurance Company Limited, 144A, (3)	7.249%	7/19/57	BBB+	8,657,344
1,100	Chubb Corporation, (3)	6.375%	3/29/67	A-	1,223,750
3,250	Dai-Ichi Mutual Life, 144A, (3)	7.250%	N/A (5)	A3	3,796,325
7,125	Glen Meadows Pass Through Trust, 144A, (3)	6.505%	8/15/67	BB+	6,848,906
5,500	Great West Life & Annuity Capital I, 144A, (3)	6.625%	11/15/34	A-	5,981,250
3,800	Great West Life and Annuity Insurance Company, 144A, (3)	7.153%	5/16/46	A-	4,037,500
6,700	Liberty Mutual Group, 144A, (3)	7.000%	3/15/37	Baa3	6,917,750
3,000	Liberty Mutual Group, 144A, (3)	7.800%	3/07/87	Baa3	3,525,000
5,100	Lincoln National Corporation, (3)	7.000%	5/17/66	BBB	5,240,250
2,500	Lincoln National Corporation, (3)	6.050%	4/20/67	BBB	2,531,250
6,300	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/67	BBB	7,906,500
600	MetLife Capital Trust X, 144A, (3)	9.250%	4/08/68	BBB	840,000
12,650	National Financial Services Inc., (3)	6.750%	5/15/67	Baa2	13,488,063
7,225	Oil Insurance Limited, 144A, (3)	3.443%	12/30/56	Baa1	6,554,534
16,900	Prudential Financial Inc., (3)	5.625%	6/15/43	BBB+	17,745,000
2,000	Prudential Financial Inc., (3)	5.200%	3/15/44	BBB+	2,035,000
1,125	Prudential Financial Inc., (3)	5.875%	9/15/42	BBB+	1,215,698
7,100	Prudential PLC, (3)	6.500%	9/23/53	A-	7,138,709
3,800	QBE Capital Funding Trust II, 144A, (3)	6.797%	12/01/57	BBB+	3,770,238
4,100	Reinsurance Group of America Inc., (3)	6.750%	12/15/65	BBB-	4,171,750
10,000	Sompo Japan Insurance, (3)	5.325%	3/28/73	A-	10,387,500
4,000	Swiss Re Capital I, 144A, (3)	6.854%	5/25/16	A	4,280,000
10,500	XL Capital Ltd, (3)	6.500%	10/15/57	BBB-	10,316,250
4,200	XLIT Limited	3.687%	10/29/49	Ba1	3,404,625
2,536	ZFS FINANCE USA TRUST II, 144A, (3)	6.450%	12/15/65	A	2,738,880
6,970	ZFS Finance USA Trust V, 144A, (3)	6.500%	5/09/67	A	7,457,900
	Total Insurance				169,716,558
	Multi-Utilities - 0.4%
2,300	Dominion Resources Inc., (3)	7.500%	6/30/66	BBB	2,555,875
	Road & Rail - 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I, (3)	6.613%	12/15/55	BBB	12,480,500
	Specialty Retail - 0.5%
2,800	Swiss Re Capital I, (3)	6.854%	N/A (5)	A	2,996,000
	Thrifts & Mortgage Finance - 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance, (3)	6.750%	1/27/49	BBB-	1,966,172
	U.S. Agency - 0.7%
3	Farm Credit Bank of Texas, (3)	10.000%	12/15/60	A3	4,285,062
	Wireless Telecommunication Services - 3.2%
15	Centaur Funding Corporation, Series B, 144A, (3)	9.080%	4/21/20	BBB	19,291,250
	Total $1,000 Par (or similar) Institutional Structures (cost $378,133,514)				425,168,274

Shares	Description (1)				Value
	Investment Companies - 1.3% (1.0% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$3,647,539
224,545	John Hancock Preferred Income Fund III				4,502,127
	Total Investment Companies (cost $9,958,103)				8,149,666

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 3.0% (2.1% of Total Investments)
$18,091	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $18,091,100, collateralized by $16,065,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $18,456,452	0.010%	5/01/13		$18,091,095
	Total Short-Term Investments (cost $18,091,095)				18,091,095
	Total Investments (cost $767,429,953) - 139.6%				842,177,368
	Borrowings - (38.8)% (6), (7)				(234,000,000)
	Other Assets Less Liabilities - (0.8)% (8)				(5,014,347)
	Net Assets Applicable to Common Shares - 100%				$603,163,021

Investments in Derivatives as of April 30, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$ 38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (351,639)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	(207,497)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	(33,726)
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(1,929,997)
								$(2,522,859)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,519,250	$—	$—	$7,519,250
$25 Par (or similar) Retail Structures	303,529,500	23,178,352	—	326,707,852
Convertible Bonds	—	22,804,268	—	22,804,268
Corporate Bonds	—	33,736,963	—	33,736,963
$1,000 Par (or similar) Institutional Structures	2,153,950	423,014,324	—	425,168,274
Investment Companies	8,149,666	—	—	8,149,666
Short-Term Investments:
Repurchase Agreements	—	18,091,095	—	18,091,095
Derivatives:
Swaps*	—	(2,522,859)	—	(2,522,859)
Total	$321,352,366	$518,302,143	$—	$839,654,509
* Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$9,265,759	$—	$—	$(9,265,759)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30,2013, the cost of investments (excluding investments in derivatives) was $765,166,633.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$77,128,829
Depreciation	(118,094)

Net unrealized appreciation (depreciation) of investments	$77,010,735

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 (or similar) Institutional Structures classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Borrowings as a percentage of Total Investments is 27.8%.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $480,077,551 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 28, 2013